STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 2,077,073	$ 2,584,242	$ 2,864,421
EXPENSES
Charges for mortality and expense risk, and for administration	492,747	537,831	553,452
NET INVESTMENT INCOME	1,584,326	2,046,411	2,310,969
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(9,151,806)	(11,069)	692,575
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(5,510,754)	0	0
NET GAIN (LOSS) ON INVESTMENTS	(14,662,560)	(11,069)	692,575
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (13,078,234)	$ 2,035,342	$ 3,003,544